Share-Based Payment	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE-BASED PAYMENT

Note 21: - Share-Based Payment

On July 24, 2011, the Company’s Board of Directors approved an unregistered share option plan. In September 2016, the Company’s Board of Directors approved an amendment to the plan, to include issuance of restricted shares (“RS”) under the plan and named it the Israeli Share Award Plan (“2011 Plan”).

Pursuant to the 2011 Plan, granted share options and RS generally vest over a four-year period following the date of the grant in 13 installments: 25% on the first anniversary of the grant date and 6.25% at the end of each quarter thereafter. As of 2020, granted share options and RS vest in four equal annual installments of 25% each.

In August 2021, the Board of Directors approved a 10-year extension of the 2011 Plan.

In February 2022, the Board of Directors adopted the U.S. Taxpayer Appendix to the 2011 Plan (the “U.S. Appendix”), which provides for the grant of options and restricted shares (RS) to persons who are subject to U.S. federal income tax. The U.S. Appendix provides for the grant to U.S. employees of options that qualify as incentive stock options (“ISOs”) under the U.S. Internal Revenue Code of 1986, as amended. The U.S. Appendix was approved by our shareholders at the annual general meeting held in December 2022.

a.	Expense recognized in the financial statements

The share-based compensation expense that was recognized for services received from employees and members of the Board of Directors is presented in the following table:

	For the Year Ended December 31
	2022	2021	2020
	U.S. Dollar in thousands
Cost of revenues	$308	$69	$244
Research and development	204	79	184
Selling and marketing	254	34	39
General and administrative	372	347	510
Total share-based compensation	$1,138	$529	$977

b.	Share options granted:

On February 28, 2022, the Company’s Board of Directors approved the grant of options to purchase up to 1,327,500, 400,000 and 270,000 ordinary shares of the Company to employees and executive officers, the CEO and Board of Directors members, respectively, under the 2011 Plan and the US Appendix.

As of December 31, 2022, the Company granted, out of the above mentioned, to employees and executive officers the following:

Under the Israeli Share Option Plan:

-	On February 28, 2022, 1,105,100 options to purchase the ordinary shares of the Company, at an exercise price of NIS 19.36 (USD 5.97) per share. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated at $2,162 thousands.

-	On March 1, 2022, 10,000 options to purchase the ordinary shares of the Company, at an exercise price of NIS 19.54 (USD 6.04) per share. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated at $20 thousands.

-	On March 13, 2022, 15,000 options to purchase the ordinary shares of the Company, at an exercise price of NIS 18.92 (USD 5.80) per share. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated at $29 thousands.

-	On December 22, 2022, the Company’s shareholders approved the grant of options to purchase 400,000 Ordinary Shares of the Company at an exercise price of NIS 21.34 per share to the Company’s CEO. The fair value of the options was calculated based on the binomial option valuation model, was $447 thousands, respectively.

-	On December 22, 2022, the Company’s shareholders approved the grant of options to purchase 270,000 Ordinary Shares of the Company at an exercise price of NIS 17.35-19.36 per share to the Company’s Board of Directors members. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated at $282 thousands.

Under the US Appendix:

-	On February 28, 2022, 23,100 options to purchase the ordinary shares of the Company, at an exercise price of USD 6.10 per share. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated at $51 thousands.

-	On March 1, 2022, 18,100 options to purchase the ordinary shares of the Company, at an exercise price of USD 6.06 per share. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated at $40 thousands.

-	On March 15, 2022, 60,000 options to purchase the ordinary shares of the Company, at an exercise price of USD 5.88 per share. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated at $135 thousands.

-	On May 1, 2022, 18,100 options to purchase the ordinary shares of the Company, at an exercise price of USD 5.64 per share. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated at $40 thousands.

-	On September 1, 2022, 18,100 options to purchase the ordinary shares of the Company, at an exercise price of USD 5.16 per share. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated at $36 thousands.

On August 23, 2022, the Company’s Board of Directors approved the grant of 79,300 options to purchase ordinary shares of the Company.

Under the Israeli Share Option Plan:

-	51,200 options to purchase the ordinary shares of the Company, at an exercise price of NIS 17.18-17.41 (USD 5.27-5.31) per share. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated at $89 thousands.

Under the US Appendix:

-	28,100 options to purchase the ordinary shares of the Company, at an exercise price of USD 5.36 per share. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated at $59 thousands.

On February 27, 2023, the Company’s Board of Directors approved the grant of 147,000 options to purchase ordinary shares of the Company.

Under the Israeli Share Option Plan:

-	143,667 options to purchase ordinary shares of the Company, at an exercise price of NIS 16.53 (USD 4.5) per share. The fair value of the options was estimated on the date of grant at $89 thousands.

Under the US Appendix:

-	3,333 options to purchase the ordinary shares of the Company, at an exercise price of USD 4.57 per share. The fair value of the options was estimated on the date of grant was estimated at $59 thousands.

e.	Change of Awards during the Year

The following table lists the number of share options, the weighted average exercise prices of share options and changes in share options grants during the year:

	2022		2021		2020
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
		In NIS		In NIS		In NIS

Outstanding at beginning of year	1,504,678	20.38	1,660,958	20.38	2,336,554	27.87
Granted	2,076,800	19.27	-	-	382,000	24.36
Exercised	(8,325)	16.47	(28,672)	16.93	(449,093)	18.49
Forfeited	(325,339)	19.14	(127,608)	20.29	(608,503)	51.68

Outstanding at end of year	3,247,814	19.91	1,504,678	20.65	1,660,958	20.38
Exercisable at end of year	1,049,329	20.38	1,067,363	19.78	799,640	18.97
The weighted average remaining contractual life for the share options		4.67		3.33		4.18

The range of exercise prices for share options outstanding as of December 31, 2022 and 2021 were NIS 16.47- NIS 20.33. Exercise is by net exercise method.

f.	The following table lists the number of RSs and changes in RSs grants during the year:

	Number of RSs
	2022	2021	2020

Outstanding at beginning of year	49,561	104,519	145,896
Granted	-	-	30,000
End of restriction period	(31,608)	(52,538)	(58,328)
Forfeited	(3,248)	(2,420)	(13,049)

Outstanding at end of year	14,105	49,561	104,519
The weighted average remaining contractual life for the restricted share	0.96	3.40	4.39

g.	Measurement of the fair value of share options:

The Company uses the binomial model when estimating the grant date fair value of equity-settled share options. The measurement was made at the grant date of equity-settled share options since the options were granted to employees and Board of Directors members.

The following table lists the inputs to the binomial model used for the fair value measurement of equity-settled share options for the above plan.

Under the Israeli Share Option Plan:

	2022(1)	2021	2020
Dividend yield (%)	-	-	-
Expected volatility of the share prices (%)	23-40	-	30-55
Risk-free interest rate (%)	0.4-3.55	-	0.01 – 0.58
Contractual term of up to (years)	6.5	-	6.5
Exercise multiple	2	-	2
Weighted average share prices (NIS)	13.6-18.41	-	20.28-28.98
Expected average forfeiture rate (%)	0-8.5	-	1.9-5.9

(1)	During the year ended December 31, 2022, no grants of options or RS were made

Under the US Appendix:

	2022	2021	2020
Dividend yield (%)	-	-	-
Expected volatility of the share prices (%)	27-47	-	-
Risk-free interest rate (%)	0.91-3.54	-	-
Contractual term of up to (years)	6.5	-	-
Exercise multiple	-	-	-
Weighted average share prices (NIS)	4.8-5.37	-	-
Expected average forfeiture rate (%)	1.9-8.5	-	-